Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting estimates [abstract]
New accounting standards and pronouncements not yet adopted

Standard	Amendment

IAS 1	Classification of liabilities as current and non-current and non-current liabilities with covenants
IFRS 16	Lease liability in a sale and leaseback
IAS 7 and IFRS 7	Disclosures: Supplier finance arrangements
IAS 21	The effects of changes in exchange rates

Summary of exchange |rates

	Exchange rates
	Final rate					Average rate
	Year ended December 31,					Year ended December 31,
Description	2023	2022	Variation	2021	Variation	2023	2022	Variation	2021	Variation

U.S. dollar	4.8413	5.2177	(7.2)%	5.5805	(6.5)%	4.9553	5.1655	(4.1)%	5.3956	(4.3)%
Euro	5.3516	5.5694	(3.9)%	6.3210	(11.9)%	5.3325	5.4420	(2.0)%	6.3784	(14.7)%